NUCLEAR FUEL INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
NUCLEAR FUEL INVENTORY
Schedule of composition of the long-term inventory

	12/31/2018	12/31/2017
CURRENT
Elements ready	510,638	465,152
	510,638	465,152
NON-CURRENT
Elements ready	373,108	318,229
Uranium concentrate	187,394	194,047
Ongoing - nuclear fuel	267,908	318,732
	828,410	831,008
TOTAL	1,339,048	1,296,160